Employee Cost - Summary of Assumptions Used Defined Benefit Provident Fund Plan (Detail) - Defined Benefit Provident Fund Plan [Member]	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of defined benefit plans [line items]
Discount rate	7.30%	7.10%
Expected rate of return on plan assets	8.50%	8.00%
Remaining term to maturity of portfolio	19 years	13 years 6 months